ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2020	2021
Accrued payroll and welfare	$1,907	$1,833
Other tax payable	284	55
Accrued staff disbursement	1,598	1,048
Deposit payable	95	27
Accrued professional fees	191	—
Other current liabilities (i)	19,743	6,406
Other accrued expenses	584	326
	$24,402	$9,695
(i)	The other current liabilities mainly consist of other payables to third parties of $15,327 that was financed from two third parties for the purpose of capital turnover for operation. The cash received from the other payable to third parties of $15,327 was pledged for certificated deposits in the banks as of December 31, 2020 as the Group need to undertake the guarantee responsibility, and the full amount therein was repaid to one of the third parties in 2021. It also consisted of the amounts due to AM Advertising and its subsidiaries mainly represent the borrowings from AM Advertising and its subsidiaries for the purpose of operation.